OPERATING LEASES - Narrative (Details)	1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Feb. 28, 2022 USD ($)	Apr. 30, 2015 vessel	Sep. 30, 2015 USD ($)	Jun. 30, 2023 USD ($) vessel lease	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) lease vessel	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($) lease_renewal T	Dec. 31, 2015 USD ($) vessel
Lessee, Lease, Description [Line Items]
Variable lease expense					$ 900,000
Service element, under ship operating expense				$ 14,400,000	7,500,000
Operating lease, impairment loss				0
Future minimum rental payments				18,390,000
Charter hire expense minimum rentals				17,000,000	34,900,000
Short term lease				27,000,000	26,200,000
Payments				$ 23,300,000	$ 25,800,000
Weighted average discount rate, percent				5.15%	4.81%
Weighted average remaining lease term				4 years 3 months 18 days	4 years
Vessels leased out, fixed rate time charter | vessel				7		5
Number of vessels leased out index linked time charters | vessel				35		30
Number of vessels leased out | vessel				42		35
Minimum
Lessee, Lease, Description [Line Items]
Term of contract				1 year
Maximum
Lessee, Lease, Description [Line Items]
Term of contract				10 years
General and Administrative Expense
Lessee, Lease, Description [Line Items]
Ship operating expenses				$ 300,000	$ 300,000
Golden Hawk Lease
Lessee, Lease, Description [Line Items]
Daily time charter rate	$ 13,200
Daily charter rate, extension						$ 14,200	$ 13,700
Lessee, Operating Lease, Renewal Term						1 year	1 year
MV Admiral Schmidt and Vitus Bering
Lessee, Lease, Description [Line Items]
Daily time charter rate								$ 9,000
Vessels' deadweight capacity | T								104,550
Term of contract								3 years
Number of annual lease renewals | lease_renewal								4
Office Leases
Lessee, Lease, Description [Line Items]
Future minimum rental payments				$ 1,300,000	1,900,000
Vessels leased to third parties
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel				1
Vessels leased out to third parties				$ 2,256,000,000		$ 1,826,700,000
Accumulated depreciation				$ 458,100,000		$ 404,100,000
SFL Leases
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel				1
Number of vessels reclassified as finance leases | vessel				7
Daily time charter rate				$ 19,135
Variable interest rate level									0.10%
Variable lease expense				1,700,000	900,000
Purchase option net of sellers credit				$ 112,000,000
Charter term, extension				3 years
Daily charter rate, extension				$ 14,900
SFL Leases | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel		8		8					8
Number of operating leases | lease				2		2
Number of leased vessels under operating leases | vessel				1
Daily time charter rate									$ 17,600
Daily operating expenses rate									7,000
Daily time charter rate			$ 14,900						$ 14,900
Profit share percentage (percent)									33.00%
Base LIBOR rate (percent)				0.40%
Daily time charter rate, adjusted									$ 50
Daily time charter rate, adjusted									25
Operating leases average daily rate				$ 16,041
Profit share				$ 0	$ 1,500,000
Purchase option net of sellers credit			$ 112,000,000						$ 112,000,000
Purchase option timing from lease inception									10 years
Charter term, extension									3 years
Daily charter rate, extension									$ 14,900
Total minimum lease period									13 years